Consolidated Condensed Interim Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,532,835	$ 17,782	$ 15,018
Taxes and other receivables	76,894	45,499	38,802
Prepaid expenses	83,530	28,778	14,197
Deferred costs		90,771
Assets, total	7,693,259	182,830	68,017
Current liabilities
Accounts payable and accrued liabilities	578,893	677,615	64,213
Loan payable to Valent			256,831
Related party payables	296,059	447,777	517,960
Current liabilities, total	874,952	1,125,392	839,004
Loan payable to Valent	266,307	264,352
Stock option liability	183,499
Derivative liability	8,387,626	121,000	106,146
Liabilities, total	9,712,384	1,510,744	945,150
Stockholders' Deficiency
Preferred stock Authorized 5,000,000 shares, $0.001 par value 1 share outstanding as of March 31, 2013 (December 31, 2012 - nil)
Common stock Authorized - 200,000,000 shares, $0.001 par value (December 31, 2012 - unlimited number with no par value) Issued and outstanding - 30,635,009 at March 31, 2013 (December 31, 2012 - 13,050,000) (2011 - 9,059,375)	30,635	13,050	418,611
Additional paid-in capital	6,466,498	2,326,885	103,727
Warrants	6,441,700	153,106
Deficit accumulated during the development stage	(14,979,136)	(3,842,133)	(1,441,770)
Accumulated other comprehensive income (loss)	21,178	21,178	42,299
Stockholders' equity (deficiency), total	(2,019,125)	(1,327,914)	(877,133)
Liabilities and equity, total	$ 7,693,259	$ 182,830	$ 68,017